Share Capital (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [abstract]
Expected option life in years	4 years 2 months 19 days	4 years 2 months 19 days	4 years 5 months 1 day
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	105.00%	119.00%	140.00%
Risk-free interest rate	1.44%	2.10%	0.55%
Share issuance expense	$ 1,008	$ 0	$ 331
Share based payments	$ 120	$ 118	$ 366